Off-balance sheet arrangements	12 Months Ended
Dec. 31, 2018
Off-balance sheet arrangements
Off-balance sheet arrangements

26. Off-balance sheet arrangements

CONTRACTUAL OBLIGATIONS AND COMMITMENTS

We entered into lease agreements for office and laboratories which qualify as operating leases. We also have certain purchase commitments with CRO subcontractors and collaboration partners principally.

 On December 31, 2018, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,704	€4,722	€10,024	€6,234	€6,724
Purchase commitments	199,492	106,516	52,632	40,344	—
Total contractual obligations & commitments	€227,197	€111,238	€62,656	€46,578	€6,724

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366

On December 31, 2016, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,263	€4,114	€6,494	€5,504	€11,151
Purchase commitments	27,579	27,084	495	—	—
Total contractual obligations & commitments	€54,842	€31,198	€6,989	€5,504	€11,151

In addition to the tables above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. This is disclosed in the Corporate Governance chapter of this report, under “Agreements with major Galapagos NV shareholders”. The contractual cost sharing commitment amounted to €74.0 million at 31 December 2018 (€129.0 million at 31 December 2017,  €199.0 million at 31 December 2016), for which we have direct purchase commitments of €20.3 million at 31 December 2018 (€10.1 million at 31 December 2017,  €2.0 million at 31 December 2016) reflected in the tables above.